Accounting Standards and Basis of Preparation	3 Months Ended
Sep. 30, 2023
Accounting Standards and Basis of Preparation [Abstract]
Accounting standards and basis of preparation

Note 2. Accounting standards and basis of preparation

Note 2.1. Basis of Presentation

These unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the International Accounting Standard (“IAS ”) IAS 34 Interim Financial Reporting, as issued by International Accounting Standard Board (“IASB”) and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2023. These unaudited interim condensed consolidated financial statements do not include all the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements.

These unaudited interim condensed consolidated financial statements of the Group were authorized by the Board of Directors of Moolec Science SA in January 22, 2024.

Note 2.2. Use of estimates and judgements

The preparation of the unaudited interim condensed consolidated financial statements requires Management to make judgements, estimates and assumptions that affect the application of accounting policies and the reporting amounts as presented in the unaudited interim condensed consolidated financial statements for all periods presented. Estimates and underlying assumptions are reviewed on an ongoing basis.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as at and for the year ended 30 June 2023.

Note 2.3. Going concern

Management has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern after the accompanying interim condensed consolidated Financial Statements are issued. The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis. The Group concludes it will, for the next 12 months from the issuance of these unaudited interim condensed consolidated financial statements, be able to realize its assets and discharge its liabilities in the normal course of operations.